TAX EXPENSE (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Tax expenses description	The state net operating loss carryforwards, if not utilized, will expire beginning in 2040
Federal [Member]
Net operating loss carryforwards	$ 10,212,429
New Jersey [Member]
Net operating loss carryforwards	$ 8,281,188